Royalty, stream and working interests (Tables)	12 Months Ended
Dec. 31, 2021
Royalty, stream and working interests
Disclosure of detailed information about royalty, stream and working interest, net

			Impairment
		Accumulated	(charges)
As at December 31, 2021	Cost	depletion(1)	reversals	Carrying value
Mining royalties	$1,590.2	$(687.2)	$—	$903.0
Streams	4,511.9	(1,888.9)	—	2,623.0
Energy	1,972.6	(789.8)	75.5	1,258.3
Advanced	365.9	(49.6)	(7.5)	308.8
Exploration	67.1	(10.9)	—	56.2
	$8,507.7	$(3,426.4)	$68.0	$5,149.3
1.	Accumulated depletion includes previously recognized impairment charges.

			Impairments
		Accumulated	(charges)
As at December 31, 2020	Cost	depletion(1)	reversals	Carrying value
Mining royalties	$1,049.2	$(642.3)	$—	$406.9
Streams	4,346.6	(1,702.6)	9.6	2,653.6
Energy	1,944.7	(462.4)	(267.7)	1,214.6
Advanced	343.0	(49.0)	—	294.0
Exploration	76.1	(13.1)	—	63.0
	$7,759.6	$(2,869.4)	$(258.1)	$4,632.1

1.	Accumulated depletion includes previously recognized impairment charges.

Disclosure of detailed information about royalty, stream and working interest, net rollforward

	Mining
	royalties	Streams	Energy	Advanced	Exploration	Total
Balance at January 1, 2020	$415.6	$2,804.0	$1,353.6	$170.9	$53.7	$4,797.8
Additions	18.8	—	170.2	118.6	8.2	315.8
Transfers	(1.2)	—	—	1.2	—	—
Impairment (charges) and reversals	—	9.6	(267.7)	—	—	(258.1)
Depletion	(31.5)	(160.0)	(44.9)	(2.1)	(0.2)	(238.7)
Impact of foreign exchange	5.2	—	3.4	5.4	1.3	15.3
Balance at December 31, 2020	$406.9	$2,653.6	$1,214.6	$294.0	$63.0	$4,632.1

Additions	$540.0	$165.6	$24.7	$22.7	$—	$753.0
Disposals	—	—	—	—	—	—
Transfers	6.3	—	—	—	(6.3)	—
Impairment charges	—	—	75.5	(7.5)	—	68.0
Depletion	(42.7)	(196.2)	(57.9)	(0.6)	—	(297.4)
Impact of foreign exchange	(7.5)	—	1.4	0.2	(0.5)	(6.4)
Balance at December 31, 2021	$903.0	$2,623.0	$1,258.3	$308.8	$56.2	$5,149.3

Scheduled cash flow maturity of forecasted gold prices

	2021	2022	2023	2024
Gold price (US$/ounce)	$1,910	$1,886	$1,831	$1,681

Schedule of impairments of Royalty, Stream and Working Interests, Net

	Impairment	Recoverable
	amount	amount
Royalty, stream and working interests, net
SCOOP/STACK	$207.2	$309.2
Weyburn	60.5	162.8
Other assets
Oil well equipment	$4.0	$4.7
	$271.7	$476.7

Schedule of maturity of cash flow determined on the basis of forecasted WTI oil prices

						Average
						Annual
	Remainder of					Increase
	2020	2021	2022	2023	2024	Thereafter
WTI oil price (US$/barrel)	$30.00	$41.18	$49.88	$55.87	$57.98	2%

Schedule of key assumptions and sensitivity analysis

	Increase (Decrease) to Impairment Charges
	1% Increase	1% Decrease	10% Decrease	10% Increase
	in the	in the	in WTI Oil	in WTI Oil
	Discount Rate	Discount Rate	Price	Price
SCOOP/STACK	$34.1	$(39.9)	$37.8	$(37.3)
Weyburn, including oil well equipment	16.9	(19.1)	39.8	(39.0)
	$51.0	$(59.0)	$77.6	$(76.3)

Streams
Royalty, stream and working interests
Schedule of impairments of Royalty, Stream and Working Interests, Net

	2021	2020
Royalty, stream and working interests, net
Weyburn	$(75.5)	$60.5
SCOOP/STACK	—	207.2
Mine Waste Solutions	—	(9.6)
Aği Daği	7.5	—
Other assets
Oil well equipment	$—	$4.0
	$(68.0)	$262.1

Energy assets
Royalty, stream and working interests
Schedule of maturity of cash flow determined on the basis of forecasted WTI oil prices

						Average
						annual
						increase
	2022	2023	2024	2025	2026	thereafter
WTI oil price (US$/barrel)	$72.83	$68.78	$66.76	$68.09	$69.45	2%

Schedule of key assumptions and sensitivity analysis

	Increase (decrease) to impairment reversal
	1% increase	1% decrease	10% decrease	10% increase
	in the	in the	in WTI oil	in WTI oil
	discount rate	discount rate	price	price
Weyburn	(16.9)	19.0	(54.9)	33.3
	$(16.9)	$19.0	$(54.9)	$33.3